Debt (Tables)	9 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt
Maturities of the Company's debt for the five years subsequent to September 30, 2014 are as follows:

December 31,	2014	2015	2016	2017	2018	Thereafter	Total
6.75% Notes	$—	$—	$—	$—	$—	$250,000	$250,000
VelaPoint Note #1	—	622	—	—	—	—	622
Imperial Surplus Notes	—	—	—	—	—	5,000	5,000
Reciprocal Exchanges' Surplus Notes	—	—	—	—	—	44,600	44,600
	$—	$622	$—	$—	$—	$299,600	$300,222